Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000126338
Shareholder Report [Line Items]
Fund Name	Monongahela All Cap Value Fund
Trading Symbol	MCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Monongahela All Cap Value Fund (the "Fund") for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

Additional Information Phone Number	(855) 392-9331
Additional Information Website	www.Moncapfund.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

We offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May 1, 2025, to October 31, 2025 (the “period.”) During the period the Fund was up 17.48%, while the S&P 500 Index (an index of the 500 largest publicly traded companies in the US weighted by market capitalization) was up 23.6% and the Russell 2000 Value Index (an index that tracks the performance of small capitalization value companies) was up 23.45%.

The Fund underperformed the S&P 500 due to sector weighting and market capitalization. The S&P 500 represents large capitalization stocks and is heavily weighted in the Information Technology and Communication Services sectors. The Fund’s exposure to those two sectors is 18.2%, while the S&P 500 has 46.2% of its weighting in the Information Technology sector (36.1%) and the Communication Services sector (10.1%). Those two sectors significantly outperformed the markets and with their outsized weighting, led the S&P 500 higher. In addition, the Fund was overweight in the defensive Consumer Staples sector which was down approximately 6.8% for the period. The Fund was also heavily overweighted in the Consumer Staples sector (16.5%) as compared to the weighting in the Consumer Staples sector of the Russell 2000 Value Index (1.5%). The Fund was also underweighted in Financials and overweighted in Industrials, both allocations contributing to the lag in returns.

During the period, the entire position of 30,000 shares in WK Kellogg Co. (KLG) was sold. The Ferrero Group announced an agreement to purchase KLG in an all-cash purchase at $23 per share. Cracker Barrel Old Country Store Inc. management was struggling to adapt to changing demographics, clarify their vision, and reduce debt. The risk level of success increased during the period, and we decided to exit the entire position. We also sold our entire position in Lindsay Corp. The uncertainty around tariffs, and their effect on the agriculture markets Lindsay Corp. serves increased pressure on sales and margins. Significant new positions include Erie Indemnity Co. in the Financial sector and Kraft-Heinz Co. in the Consumer Staples sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Monongahela All Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
10/31/15	$10,000	$10,000	$10,000
01/31/16	$9,465	$9,382	$9,088
04/30/16	$10,412	$10,043	$10,118
07/31/16	$11,004	$10,628	$10,892
10/31/16	$11,113	$10,451	$10,881
01/31/17	$12,332	$11,262	$12,743
04/30/17	$12,825	$11,843	$12,868
07/31/17	$13,141	$12,333	$12,985
10/31/17	$13,745	$12,921	$13,581
01/31/18	$14,991	$14,236	$14,011
04/30/18	$14,025	$13,414	$13,709
07/31/18	$14,940	$14,336	$14,852
10/31/18	$14,066	$13,870	$13,500
01/31/19	$14,665	$13,906	$13,379
04/30/19	$15,389	$15,224	$14,009
07/31/19	$15,356	$15,481	$13,706
10/31/19	$15,893	$15,857	$13,935
01/31/20	$16,374	$16,922	$13,964
04/30/20	$14,271	$15,356	$10,668
07/31/20	$15,922	$17,332	$11,525
10/31/20	$16,352	$17,397	$11,995
01/31/21	$19,844	$19,841	$16,257
04/30/21	$22,397	$22,416	$19,093
07/31/21	$22,775	$23,649	$18,867
10/31/21	$22,546	$24,862	$19,708
01/31/22	$22,912	$24,462	$18,656
04/30/22	$22,010	$22,464	$17,835
07/31/22	$22,060	$22,552	$17,968
10/31/22	$21,097	$21,230	$17,594
01/31/23	$22,713	$22,452	$18,558
04/30/23	$22,028	$23,063	$16,411
07/31/23	$23,411	$25,487	$18,676
10/31/23	$21,110	$23,383	$15,847
01/31/24	$24,036	$27,126	$18,541
04/30/24	$25,665	$28,289	$18,713
07/31/24	$27,428	$31,132	$21,605
10/31/24	$27,722	$32,272	$20,881
01/31/25	$29,136	$34,281	$21,419
04/30/25	$25,638	$31,711	$18,585
07/31/25	$29,038	$36,216	$20,683
10/31/25	$30,119	$39,196	$22,943

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	8.65%	12.99%	11.66%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 38,017,951
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 28,388
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$38,017,951
# of Portfolio Holdings	47
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$28,388

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	7.7%
Industrials	22.7%
Information Technology	18.2%
Consumer Staples	16.6%
Health Care	10.4%
Consumer Discretionary	10.0%
Financials	9.0%
Energy	3.2%
Materials	1.3%
Utilities	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Curtiss-Wright Corp.	5.96%
Coherent Corp.	5.66%
Rockwell Automation, Inc.	4.47%
Lamb Weston Holdings, Inc.	3.97%
Westinghouse Air Brake Technologies Corp.	3.79%
Emerson Electric Co.	3.59%
Hubbell, Inc.	3.36%
Revvity, Inc.	3.34%
MetLife, Inc.	3.31%
Corning, Inc.	3.18%

* excluding cash equivalents